Note 9 - Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Current:
Federal
State
Foreign			0.3
Total tax expense			$ 0.3